FORM 13F

                                  UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION SEC USE ONLY
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


                 Report for the Calendar Quarter Ended 9/30/00

If amended report check here:  |_|
Name of Institutional Investment Manager: Midas Management Corporation

11 Hanover Square, 12th Floor       New York       NY         10005
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Business Address  (Street)           (City)      (State)       (Zip)

Thomas B. Winmill, (212) 785-0900, President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



   Intentional misstatements or omissions of facts constitute Federal Criminal
                                  Violations.
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     The  institutional   investment   manager  submitting  this  Form  and  its
attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 30th day of November, 2000.


                                          ___Midas Management Corporation_______
                                      (Name of Institutional Investment Manager)

                                          ___*Thomas B. Winmill_________________
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)

Report Type (Check only one.):

[X]    13F  HOLDINGS  REPORT.  (Check  here if all  holdings  of this  reporting manager are reported in this report.)

[ ]    13F NOTICE.  (Check here if no holdings reported are in this report,  and all holdings are reported by other reporting manager(s).)

[X]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

CEF Advisers, Inc.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   70

Form 13F Information Table Value Total: $ 83,707
                                            (thousands)

         NAME OF ISSUER                        TITLE OF CLASS                  CUSIP           MARKET VALUE    SHARES PAR VALUE

D        Amr Corp-del                            Common Stock                   001765106         1,006,775             30,800
D        Randgold Resources                      Common Stock               0051796     S           850,001            200,000
D        African Mineral Corp                    Foreign Stock            00828N109     O                               37,699
D        Agnico-eagle Mines                      Common Stock                   008474108           697,500            120,000
D        American International Group            Common Stock                   026874107         3,114,628             32,550
D        Anglo American Plc-spons Adr            Common Stock                   03485P102           729,750             14,000
D        Anglogold Limited                       Common Stock                   035128206         1,984,500            108,000
D        Barrick Gold Corp                       Common Stock                   067901108         8,235,000            540,000
D        Berkshire Hathaway Inc.- Cl B           Common Stock                   084670207         2,070,000              1,000
D        Broken Hill Proprietry -adr             Common Stock                   112169602         1,742,500             85,000
         Chevron                                 Common Stock                   166751107           238,700              2,800
         Chase Manhattan                         Common Stock                   16161A108         1,570,375             34,000
         China Mobile                            Common Stock                   16941M109           298,425              9,200
D        Citigroup Inc                           Common Stock                   172967101         2,753,565             50,933
D        Armada Gold Corporation                 Foreign Stock              2022444     S                            3,114,600
D        Buenaventura-spon Adr                   Common Stock                   204448104            42,375              3,000
D        Corning Inc                             Common Stock                   219350105         3,356,100             11,300
D        Franco Nevada Mining                    Foreign Stock              2350651     S         1,623,453            165,000
D        Dallas Gold & Silver Exch               Common Stock                   235077104           324,375             40,000
D        Lyon Lake Mines Ltd                     Foreign Stock              2388425     S                              600,000
D        De Beers Cons Mines - Adr               Common Stock                   240253302         2,189,781             79,000
D        Kinross Gold Corp                       Foreign Stock              2492315     S           248,931            435,400
D        Byg Natural Resources                   Foreign Stock              2511845     S                            2,600,000
D        Meridian Gold Inc                       Foreign Stock              2553698     S         4,428,125            650,000
D        Rio Narcea Gold Mines                   Foreign Stock              2744469     S           747,041          1,322,000
D        St. Genevieve                           Foreign Stock              2767358     S             8,575            645,000
         Exxon                                   Common Stock                   30231G102         2,326,163             26,100
D        El Paso Energy Corp                     Common Stock                   283905107         1,232,500             20,000
D        Teck Corp Cl B                          Foreign Stock              2879327     S           494,415             74,000
D        Enron Corp                              Common Stock                   293561106         1,314,375             15,000
D        Ericsson (l.m.) Tel -adr                Common Stock                   294821400           391,050             26,400
D        Freeport-mcmoran Copper&goldA           Common Stock                   35671D105           825,000            100,000
D        Freeport-mcmoran Copper&goldB           Common Stock                   35671D857         1,432,031            162,500
D        Glamis Gold Ltd                         Common Stock                   376775102           492,000            328,000
D        Gold Fields Ltd Adr                     Common Stock                   38059T106           718,750            230,000
D        Golden Cycle Gold Corp                  Common Stock                   380894105         2,073,668            396,400
D        Goldcorp Inc-cl A                       Common Stock                   380956102           129,600             19,200
D        Harmony Gold-spons Adr                  Common Stock - Adr             413216300           691,875            135,000
D        Hewlett-packard Co.                     Common Stock                   428236103         1,280,400             13,200
D        Homestake Mining                        Common Stock                   437614100         1,608,125            310,000
D        Lyon Lake Mines Ltd                     Warrants                       552031916                            1,000,000
D        Meridian Gold Inc                       Common Stock                   589975101           272,500             40,000
         Mills Corp                              Common Stock                   601148109         2,232,731            117,900
         Microsoft                               Common Stock                   594918104         1,644,825             27,300
D        Monogensis Corp                         Common Stock-myr               60975R105                                    1
D        Morgan St Dean Witter                   Common Stock                   617446448         2,395,663             26,200
D        Motorola Inc.                           Common Stock                   620076109         1,573,525             55,700
D        Gold Fields Ltd.                        Foreign Stock              6280215     S         1,225,000            400,000
D        Challenge Systems Warrants              Warrants                       63528P972                               75,540
D        News Corp Ltd Warrants                  Warrants                       650993959           612,300             25,000
D        Newmont Mining Corp                     Common Stock                   651639106         2,720,000            160,000
D        Nokia Corp. Spons-adr                   Common Stock - Adr             654902204           159,250              4,000
D        Newcrest Mining Ltd                     Foreign Stock              6637101     S           499,306            234,000
D        Normandy Mining Ltd                     Foreign Stock              6645201     S            35,185             65,000
D        Anglo American Platinum                 Foreign Stock              6761000     S           829,008             21,500
D        Oracle Corporation                      Common Stock                   68389X105         2,142,000             27,200
D        Pfizer Inc                              Common Stock                   717081103         1,662,688             37,000
D        Philip Morris Companies Inc             Common Stock                   718154107         2,337,338             79,400
D        Placer Dome Inc                         Common Stock                   725906101            45,300              4,800
D        Rio Tinto                               Common Stock                   767204100         1,190,000             20,000
         Royal Dutch                             Common Stock                   780257804         1,510,425             25,200
D        Schering-plough                         Common Stock                   806605101         2,069,250             44,500
D        Stillwater Mining Co                    Common Stock                   86074Q102         1,434,710             53,000
         Stilwell Financial                      Common Stock                   860831106         2,166,300             49,800
D        Sun Microsystems Inc                    Common Stock                   866810104           618,775              5,300
D        Telefonos De Mexico-cl L Ad             Common Stock                   879403780           382,950              7,200
D        Usec Inc                                Common Stock                   90333E108           569,500            134,000
D        Wmc Limited Adr`                        Common Stock                   928947100           108,488              6,600
D        Oxus Resources Pp                       Common Stock                   9961299X2                 0            333,334
D        San Kung Investment                     Common Stock                   9979849S0                 0            400,000

Total                                                                                            83,707,442         16,266,557


                                                           INVESTMT      OTHER                     VOTING AUTHORITY
         NAME OF ISSUER                      PUT/CALL      DISCRETN     MANAGERS       SOLE        SHARED      OTHER

D        Amr Corp-del
D        Randgold Resources
D        African Mineral Corp
D        Agnico-eagle Mines
D        American International Group
D        Anglo American Plc-spons Adr
D        Anglogold Limited
D        Barrick Gold Corp
D        Berkshire Hathaway Inc.- Cl B
D        Broken Hill Proprietry -adr
         Chevron
         Chase Manhattan
         China Mobile
D        Citigroup Inc
D        Armada Gold Corporation
D        Buenaventura-spon Adr
D        Corning Inc
D        Franco Nevada Mining
D        Dallas Gold & Silver Exch
D        Lyon Lake Mines Ltd
D        De Beers Cons Mines - Adr
D        Kinross Gold Corp
D        Byg Natural Resources
D        Meridian Gold Inc
D        Rio Narcea Gold Mines
D        St. Genevieve
         Exxon
D        El Paso Energy Corp
D        Teck Corp Cl B
D        Enron Corp
D        Ericsson (l.m.) Tel -adr
D        Freeport-mcmoran Copper&gold A
D        Freeport-mcmoran Copper&gold B
D        Glamis Gold Ltd
D        Gold Fields Ltd Adr
D        Golden Cycle Gold Corp
D        Goldcorp Inc-cl A
D        Harmony Gold-spons Adr
D        Hewlett-packard Co.
D        Homestake Mining
D        Lyon Lake Mines Ltd
D        Meridian Gold Inc
         Mills Corp
         Microsoft
D        Monogensis Corp
D        Morgan St Dean Witter
D        Motorola Inc.
D        Gold Fields Ltd.
D        Challenge Systems Warrants
D        News Corp Ltd Warrants
D        Newmont Mining Corp
D        Nokia Corp. Spons-adr
D        Newcrest Mining Ltd
D        Normandy Mining Ltd
D        Anglo American Platinum
D        Oracle Corporation
D        Pfizer Inc
D        Philip Morris Companies Inc
D        Placer Dome Inc
D        Rio Tinto
         Royal Dutch
D        Schering-plough
D        Stillwater Mining Co
         Stilwell Financial
D        Sun Microsystems Inc
D        Telefonos De Mexico-cl L Adr
D        Usec Inc
D        Wmc Limited Adr`
D        Oxus Resources Pp
D        San Kung Investment